UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-02619

Exact name of registrant as specified in charter:	Prudential Government Money Market Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2018

Date of reporting period:	1/31/2018

Item 1 – Reports to Stockholders

     PRUDENTIAL GOVERNMENT MONEY MARKET FUND, INC.

SEMIANNUAL REPORT

JANUARY 31, 2018

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Maximum current income consistent with stability of capital and the maintenance of liquidity

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of January 31, 2018 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2018 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at pgiminvestments.com

PRUDENTIAL FUNDS — UPDATE

Effective on or about June 1, 2018 (the “Effective Date”), the Fund’s Class A, Class C, Class R, and Class Z shares, as applicable, will be closed to investments by new group retirement plans, except as discussed below. Existing group retirement plans as of the Effective Date may keep their investments in their current share class and may continue to make additional purchases or exchanges of that class of shares. As of the Effective Date, all new group retirement plans wishing to add the Fund as a new addition to the plan generally will be into one of the available Class Q shares, Class R2 shares, or Class R4 shares of the Fund.

In addition, on or about the Effective Date, the Class R shares of the Fund will be closed to all new investors, except as discussed below. Due to the closing of the Class R shares to new investors, effective on or about the Effective Date new IRA investors may only purchase Class A, Class C, Class Z, or Class Q shares of the Fund, subject to share class eligibility. Following the Effective Date, no new accounts may be established in the Fund’s Class R shares and no Class R shares may be purchased or acquired by any new Class R shareholder, except as discussed below.

	Class A	Class C	Class Z	Class R
Existing Investors (Group Retirement Plans, IRAs, and all other investors)	No Change	No Change	No Change	No Change
New Group Retirement Plans	Closed to group retirement plans wishing to add the share classes as new additions to plan menus on or about June 1, 2018, subject to certain exceptions below
New IRAs	No Change	No Change	No Change	Closed to all new investors on or about June 1, 2018, subject to certain exceptions below
All Other New Investors	No Change	No Change	No Change

- Not part of the Semiannual Report -

Prudential Government Money Market Fund, Inc.	3

However, the following new investors may continue to purchase Class A, Class C, Class R, and Class Z shares of the Fund, as applicable:

•	Eligible group retirement plans who are exercising their one-time 90-day repurchase privilege in the Fund will be permitted to purchase such share classes.
•

Plan participants in a group retirement plan that offers Class A, Class C, Class R, or Class Z shares of the Fund as of the Effective Date will be permitted to purchase such share classes of the Fund, even if the plan participant did not own shares of that class of the Fund as of the Effective Date.

•

Certain new group retirement plans will be permitted to offer such share classes of the Fund after the Effective Date, provided that the plan has or is actively negotiating a contractual agreement with the Fund’s distributor or service provider to offer such share classes of the Fund prior to or on the Effective Date.

•

New group retirement plans that combine with, replace, or are otherwise affiliated with a current plan that invests in such share classes prior to or on the Effective Date will be permitted to purchase such share classes.

The Fund also reserves the right to refuse any purchase order that might disrupt management of the Fund or to otherwise modify the closure policy at any time on a case-by-case basis.

- Not part of the Semiannual Report -

4	Visit our website at pgiminvestments.com

Prudential Government Money Market Fund, Inc.	5

This Page Intentionally Left Blank

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential Government Money Market Fund informative and useful. The report covers performance for the six-month period ended January 31, 2018.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. We’re part of PGIM, a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Government Money Market Fund, Inc.

March 15, 2018

Prudential Government Money Market Fund, Inc.	7

Your Fund’s Performance (unaudited)

Yields will fluctuate from time to time, and past performance does not guarantee future results. Current performance may be lower or higher than the past performance data quoted. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund. For the most recent month-end performance update, call (800) 225-1852 or visit our website at www.pgiminvestments.com.

Fund Facts as of 1/31/18
	7-Day Current Yield (%)	Net Asset Value (NAV) ($)	Weighted Avg. Maturity (WAM)	Net Assets (Millions) ($)
Class A	0.74	1.00	26 Days	400.7
Class B	0.69	1.00	26 Days	14.5
Class C	0.74	1.00	26 Days	11.0
Class Z	0.93	1.00	26 Days	83.3
iMoneyNet, Inc. Government & Agency Retail Avg.*	0.73	N/A	34 Days	N/A

*iMoneyNet, Inc. regularly reports a 7-day current yield and WAM on Tuesdays. This is based on the data of all funds in the iMoneyNet, Inc. Government & Agency Retail Average category as of January 30, 2018.

8	Visit our website at pgiminvestments.com

Money Market Fund Yield Comparison

Weighted Average Maturity* (WAM) Comparison

The graphs portray weekly 7-day current yields and weekly WAMs for Prudential Government Money Market Fund, Inc. (Class A shares—yields only) and the iMoneyNet, Inc. Government & Agency Retail Average every Tuesday from January 31, 2017 to January 30, 2018, the closest dates prior to the beginning and end of the Fund’s reporting period. Note: iMoneyNet, Inc. regularly reports a 7-day current yield and WAM on Tuesdays. As a result, the data portrayed for the Fund at the end of the reporting period in the graphs may not match the data portrayed in the Fund Facts table as of January 31, 2018.

Prudential Government Money Market Fund, Inc.	9

Your Fund’s Performance (continued)

*Weighted Average Maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding, or redemption provision.

The yield figures take into account applicable sales charges and fees, which are described for each share class in the table below.

	Class A*	Class B**	Class C*	Class Z*
Maximum initial sales charge	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	None	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.125%	None	None	None

*Certain share classes will be generally closed to investments by new group retirement plans effective on or about June 1, 2018. Please see the “PRUDENTIAL FUNDS-UPDATE” in the front of this report for more information.

**Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

10	Visit our website at pgiminvestments.com

Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended January 31, 2018. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional

Prudential Government Money Market Fund, Inc.	11

Fees and Expenses (continued)

expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Government Money Market Fund, Inc.		Beginning Account Value August 1, 2017	Ending Account Value January 31, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,002.60	0.61%	$3.09
	Hypothetical	$1,000.00	$1,022.12	0.61%	$3.12
Class B	Actual	$1,000.00	$1,002.30	0.70%	$3.55
	Hypothetical	$1,000.00	$1,021.66	0.70%	$3.58
Class C	Actual	$1,000.00	$1,002.60	0.65%	$3.26
	Hypothetical	$1,000.00	$1,021.95	0.65%	$3.29
Class Z	Actual	$1,000.00	$1,003.60	0.43%	$2.18
	Hypothetical	$1,000.00	$1,023.03	0.43%	$2.20

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2018, and divided by the 365 days in the Fund’s fiscal year ending July 31, 2018 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

12	Visit our website at pgiminvestments.com

Schedule of Investments (unaudited)

as of January 31, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS 83.6%
Federal Farm Credit Bank	0.800%		02/12/18	10,000	$9,998,397
Federal Farm Credit Bank	1.455	% (cc)	08/08/18	7,000	7,001,071
Federal Farm Credit Bank	1.541	% (cc)	04/20/18	5,500	5,499,938
Federal Farm Credit Bank	1.576	% (cc)	05/17/18	1,000	1,000,408
Federal Farm Credit Bank	1.594	% (cc)	08/10/18	11,000	11,011,324
Federal Home Loan Bank	1.185	% (cc)	03/07/18	7,000	6,999,154
Federal Home Loan Bank	1.257	% (cc)	02/08/18	6,000	6,000,000
Federal Home Loan Bank	1.263	% (cc)	02/28/18	11,000	11,000,194
Federal Home Loan Bank	1.266	% (cc)	02/15/18	4,000	4,000,000
Federal Home Loan Bank	1.296	% (cc)	02/22/18	13,000	12,999,811
Federal Home Loan Bank	1.318	% (s)	02/12/18	6,000	5,997,635
Federal Home Loan Bank	1.324	% (s)	02/23/18	4,000	3,996,834
Federal Home Loan Bank	1.328	% (s)	02/16/18	25,000	24,986,458
Federal Home Loan Bank	1.328	% (s)	02/15/18	11,000	10,994,439
Federal Home Loan Bank	1.329	% (s)	02/28/18	39,000	38,961,563
Federal Home Loan Bank	1.333	% (s)	02/26/18	5,000	4,995,469
Federal Home Loan Bank	1.347	% (s)	03/07/18	12,000	11,985,063
Federal Home Loan Bank	1.354	% (s)	03/02/18	35,000	34,962,731
Federal Home Loan Bank	1.359	% (s)	03/20/18	20,000	19,965,272
Federal Home Loan Bank	1.370	% (s)	03/13/18	15,000	14,977,667
Federal Home Loan Bank	1.370	% (s)	03/15/18	14,000	13,978,113
Federal Home Loan Bank	1.380	% (s)	03/23/18	30,000	29,943,958
Federal Home Loan Bank	1.396	% (s)	03/22/18	15,000	14,972,131
Federal Home Loan Bank	1.398	% (cc)	02/01/18	7,000	7,000,000
Federal Home Loan Bank	1.405	% (cc)	06/01/18	5,000	5,000,000
Federal Home Loan Bank	1.429	% (cc)	12/10/18	7,000	7,000,000
Federal Home Loan Bank	1.434	% (cc)	09/17/18	6,000	6,000,000
Federal Home Loan Bank	1.453	% (s)	04/11/18	12,000	11,967,340
Federal Home Loan Bank	1.461	% (cc)	12/21/18	11,000	11,000,000
Federal Home Loan Bank	1.473	% (cc)	03/29/18	5,000	5,000,000
Federal Home Loan Bank	1.482	% (cc)	02/04/19	7,000	7,000,000
Federal Home Loan Mortgage Corp.	1.328	% (s)	02/16/18	4,220	4,217,714
Federal Home Loan Mortgage Corp., MTN	1.391	% (cc)	05/18/18	8,500	8,500,000
Federal Home Loan Mortgage Corp., MTN	1.398	% (cc)	07/19/18	11,000	11,000,000
Federal Home Loan Mortgage Corp., MTN	1.411	% (cc)	08/21/18	6,000	6,000,000
Federal Home Loan Mortgage Corp., MTN	1.442	% (cc)	11/27/18	5,000	5,000,000
Federal National Mortgage Assoc.	0.875%		02/08/18	5,000	4,999,599
Federal National Mortgage Assoc.	1.329	% (s)	03/07/18	8,000	7,990,178
Federal National Mortgage Assoc.	1.349	% (s)	03/26/18	12,000	11,976,680

					425,879,141

U.S. TREASURY OBLIGATION 2.5%
U.S. Treasury Bills	1.387	% (s)	03/22/18	13,000	12,975,977

See Notes to Financial Statements.

Prudential Government Money Market Fund, Inc.	13

Schedule of Investments (unaudited) (continued)

as of January 31, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

REPURCHASE AGREEMENTS(m) 15.1%
Credit Agricole Corporate & Investment 1.33%, dated 01/31/18, due 02/01/18 in the amount of $40,001,478			40,000	$40,000,000
Merrill Lynch 1.36%, dated 01/31/18, due 02/01/18 in the amount of $20,000,756			20,000	20,000,000
TD Securities (USA) LLC 1.35%, dated 01/31/18, due 02/01/18 in the amount of $16,948,636			16,948	16,948,000

				76,948,000

TOTAL INVESTMENTS 101.2% (amortized cost $515,803,118)(d)				515,803,118
Liabilities in excess of other assets (1.2)%				(6,353,771)

NET ASSETS 100.0%				$509,449,347

The following abbreviations are used in the semiannual report:

MTN—Medium Term Note

OTC—Over-the-counter

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(d)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.
(m)	Repurchase agreements are collateralized by U.S. Treasury Securities (coupon rates 1.250%-3.500%, maturity dates 03/31/21-05/20/46), with the aggregate value, including accrued interest of $78,487,010.
(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

14

The following is a summary of the inputs used as of January 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
U.S. Government Agency Obligations	$—	$425,879,141	$—
U.S. Treasury Obligation	—	12,975,977	—
Repurchase Agreements	—	76,948,000	—

Total	$—	$515,803,118	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Sector Allocation:

The sector allocation of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2018 were as follows:

U.S. Government Agency Obligations	83.6%
Repurchase Agreements	15.1
U.S. Treasury Obligation	2.5%

101.2
Liabilities in excess of other assets	(1.2)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Counterparty	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/ (Received)(1)	Net Amount
Repurchase Agreements	Credit Agricole	$40,000,000	$(40,000,000)	$—
Repurchase Agreements	Merrill Lynch	20,000,000	(20,000,000)	—
Repurchase Agreements	TD Securities USA LLC	16,948,000	(16,948,000)	—

		$76,948,000

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

Prudential Government Money Market Fund, Inc.	15

Statement of Assets & Liabilities (unaudited)

as of January 31, 2018

Assets
Investments, at amortized cost which approximates fair value
Unaffiliated Investments	$438,855,118
Repurchase Agreements	76,948,000
Cash	305
Receivable for Fund shares sold	442,604
Interest receivable	234,078
Prepaid expenses	3,245

Total Assets	516,483,350

Liabilities
Payable for investments purchased	5,000,000
Payable for Fund shares reacquired	1,281,462
Accrued expenses and other liabilities	290,101
Management fee payable	191,764
Dividends payable	161,730
Distribution fee payable	64,754
Affiliated transfer agent fee payable	44,192

Total Liabilities	7,034,003

Net Assets	$509,449,347

Net assets were comprised of:
Common stock, at par ($0.001 par value; 20 billion shares authorized for issuance)	$509,447
Paid-in capital in excess of par	508,956,226

509,465,673
Distributions in excess of net investment income	(22,334)
Accumulated net realized gain on investment transactions	6,008

Net assets, January 31, 2018	$509,449,347

See Notes to Financial Statements.

16

Class A
Net asset value, offering price and redemption price per share
($400,709,945 ÷ 400,695,988 shares of common stock issued and outstanding)	$1.00

Class B
Net asset value, offering price and redemption price per share
($14,505,199 ÷ 14,518,583 shares of common stock issued and outstanding)	$1.00

Class C
Net asset value, offering price and redemption price per share
($10,976,684 ÷ 10,975,975 shares of common stock issued and outstanding)	$1.00

Class Z
Net asset value, offering price and redemption price per share
($83,257,519 ÷ 83,256,863 shares of common stock issued and outstanding)	$1.00

See Notes to Financial Statements.

Prudential Government Money Market Fund, Inc.	17

Statement of Operations (unaudited)

Six Months Ended January 31, 2018

Net Investment Income (Loss)
Income
Interest income	$3,414,116

Expenses
Management fee	935,205
Distribution fee(a)	296,742
Transfer agent’s fees and expenses (including affiliated expense of $113,995)(a)	355,238
Shareholders’ reports	50,007
Custodian and accounting fees	48,303
Registration fees(a)	39,722
Legal fees and expenses	12,610
Audit fee	12,383
Directors’ fees	8,136
Miscellaneous	7,987

Total expenses	1,766,333

Net investment income (loss)	1,647,783

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on investment transactions	3,392

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,651,175

(a)	Class specific expenses and waivers were as follows:

	Class A	Class B	Class C	Class Z
Distribution fee	296,742	—	—	—
Transfer Agency fees and expenses	310,293	17,344	7,948	19,653
Including affiliated expenses	90,247	7,234	2,827	13,687
Registration fees	13,132	8,628	8,802	9,160

See Notes to Financial Statements.

18

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2018	Year Ended July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,647,783	$336,141
Net realized gain (loss) on investment transactions	3,392	17,098

Net increase (decrease) in net assets resulting from operations	1,651,175	353,239

Dividends to shareholders
Class A	(1,272,963)	(243,678)
Class B	(50,170)	(14,970)
Class C	(30,342)	(12,051)
Class Z	(314,155)	(83,512)

	(1,667,630)	(354,211)

Fund share transactions (at $1.00 per share)
Net proceeds from shares sold	1,242,459,411	1,201,621,827
Net asset value of shares issued in reinvestment of dividends and distributions	1,463,731	339,146
Cost of shares reacquired	(1,284,634,051)	(1,302,081,228)

Net increase (decrease) in net assets from Fund share transactions	(40,710,909)	(100,120,255)

Total increase (decrease)	(40,727,364)	(100,121,227)

Net Assets:
Beginning of period	550,176,711	650,297,938

End of period(a)	$509,449,347	$550,176,711

(a) Includes undistributed/(distributions in excess) of net investment income of:	$(22,334)	$(2,487)

See Notes to Financial Statements.

Prudential Government Money Market Fund, Inc.	19

Notes to Financial Statements (unaudited)

Prudential Government Money Market Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, open-end management investment company.

The investment objective of the Fund is maximum current income consistent with stability of capital and the maintenance of liquidity.

1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

The Fund’s securities of sufficient credit quality are valued using amortized cost method, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 in the fair value hierarchy.

20

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 5% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Directors of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Prudential Government Money Market Fund, Inc.	21

Notes to Financial Statements (unaudited) (continued)

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Concentration of Risk: U.S. Government and agency securities are subject to market risk, interest rate risk, and credit risk. Not all U.S. Government securities are insured or guaranteed by the full faith and credit of the U.S. Government; some are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the exdate. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include Distribution fees and Distribution fee waivers, and effective August 1, 2017, Transfer Agent’s fees and expenses, Registration fees and Management fee waivers. Prior to August 1, 2017 Transfer Agent’s fees and expenses, Registration fees and Management fee waivers were not designated as class specific expenses and were allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and

22

capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund declares daily dividends from net investment income and net realized short-term capital gains, if any, to its shareholders on record at the time of such declaration. Payment of dividends is made monthly. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Fund has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, PGIM Investments provides all of the administrative functions necessary for the organization, operation and management of the Fund. PGIM Investments administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by, the Fund’s custodian (the Custodian), and the Fund’s transfer agent. PGIM Investments is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

PGIM Investments has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its PGIM Fixed Income unit. The subadvisory agreement provides that PGIM, Inc. will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PGIM, Inc. is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of PGIM, Inc., the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly at an annual rate of 0.50% of average daily net assets on the first $50 million and 0.30% of average daily net assets in excess of $50 million. The effective management fee rate was 0.31% for the six months ended January 31, 2018.

Prudential Government Money Market Fund, Inc.	23

Notes to Financial Statements (unaudited) (continued)

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A shares, pursuant to the plan of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly.

Pursuant to the Class A Plan, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.125% of the average daily net assets of the Class A shares. No distribution or service fees are paid to PIMS as distributor of Class B, Class C and Class Z shares of the Fund.

PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board. For the reporting period ended January 31, 2018 no such transactions were entered into by the Fund.

4. Tax Information

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

5. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class B, C and Z shares are not subject to any distribution and/or service fees and are offered exclusively for sale to a limited group of investors.

24

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

There are 20 billion authorized shares of $0.001 par value common stock divided into six classes, which consist of 11 billion Class A, 1 billion Class B, 1 billion Class C, 5 billion Class T and 2 billion Class Z shares as of January 31, 2018.

At reporting period end, two shareholders of record held 58% of the Fund’s outstanding shares.

Transactions in shares and dollars of common stock (at $1 net asset value per share) were as follows:

Class A	Shares	Amount
Six months ended January 31, 2018:
Shares sold	1,226,820,629	$1,226,820,626
Shares issued in reinvestment of dividends and distributions	1,088,577	1,088,577
Shares reacquired	(1,260,365,368)	(1,260,365,368)

Net increase (decrease) in shares outstanding before conversion	(32,456,162)	(32,456,165)
Shares issued upon conversion from other share class(es)	61,104	61,104
Shares reacquired upon conversion into other share class(es)	(7,894)	(7,894)

Net increase (decrease) in shares outstanding	(32,402,952)	$(32,402,955)

Year ended July 31, 2017:
Shares sold	1,162,529,171	$1,162,529,173
Shares issued in reinvestment of dividends and distributions	230,312	230,313
Shares reacquired	(1,234,600,474)	(1,234,600,474)

Net increase (decrease) in shares outstanding before conversion	(71,840,991)	(71,840,988)
Shares issued upon conversion from other share class(es)	170,595	170,595
Shares reacquired upon conversion into other share class(es)	(122,478)	(122,479)

Net increase (decrease) in shares outstanding	(71,792,874)	$(71,792,872)

Class B
Six months ended January 31, 2018:
Shares sold	1,041,277	$1,041,283
Shares issued in reinvestment of dividends and distributions	32,311	32,311
Shares reacquired	(2,225,273)	(2,225,273)

Net increase (decrease) in shares outstanding before conversion	(1,151,685)	(1,151,679)
Shares reacquired upon conversion into other share class(es)	(40,331)	(40,331)

Net increase (decrease) in shares outstanding	(1,192,016)	$(1,192,010)

Year ended July 31, 2017:
Shares sold	2,612,277	$2,612,276
Shares issued in reinvestment of dividends and distributions	13,986	13,986
Shares reacquired	(5,666,061)	(5,666,061)

Net increase (decrease) in shares outstanding before conversion	(3,039,798)	(3,039,799)
Shares reacquired upon conversion into other share class(es)	(67,758)	(67,758)

Net increase (decrease) in shares outstanding	(3,107,556)	$(3,107,557)

Prudential Government Money Market Fund, Inc.	25

Notes to Financial Statements (unaudited) (continued)

Class C	Shares	Amount
Six months ended January 31, 2018:
Shares sold	3,541,518	$3,541,518
Shares issued in reinvestment of dividends and distributions	29,241	29,241
Shares reacquired	(5,169,512)	(5,169,512)

Net increase (decrease) in shares outstanding before conversion	(1,598,753)	(1,598,753)
Shares reacquired upon conversion into other share class(es)	(56,555)	(56,555)

Net increase (decrease) in shares outstanding	(1,655,308)	$(1,655,308)

Year ended July 31, 2017:
Shares sold	13,116,316	$13,116,317
Shares issued in reinvestment of dividends and distributions	11,628	11,628
Shares reacquired	(16,032,571)	(16,032,570)

Net increase (decrease) in shares outstanding before conversion	(2,904,627)	(2,904,625)
Shares reacquired upon conversion into other share class(es)	(113,762)	(113,763)

Net increase (decrease) in shares outstanding	(3,018,389)	$(3,018,388)

Class Z
Six months ended January 31, 2018:
Shares sold	11,055,984	$11,055,984
Shares issued in reinvestment of dividends and distributions	313,602	313,602
Shares reacquired	(16,873,899)	(16,873,898)

Net increase (decrease) in shares outstanding before conversion	(5,504,313)	(5,504,312)
Shares issued upon conversion from other share class(es)	43,676	43,676

Net increase (decrease) in shares outstanding	(5,460,637)	$(5,460,636)

Year ended July 31, 2017:
Shares sold	23,364,060	$23,364,061
Shares issued in reinvestment of dividends and distributions	83,219	83,219
Shares reacquired	(45,782,122)	(45,782,123)

Net increase (decrease) in shares outstanding before conversion	(22,334,843)	(22,334,843)
Shares issued upon conversion from other shares class(es)	133,405	133,405

Net increase (decrease) in shares outstanding	(22,201,438)	$(22,201,438)

26

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended January 31,		Year Ended July 31,
	2018(c)		2017(c)	2016(c)		2015		2014		2013
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000		$1.000		$1.000		$1.000
Net investment income (loss) and net realized gain (loss) on investment transactions	0.003		0.001	-	(b)	-	(b)	-	(b)	-	(b)
Dividends to shareholders	(0.003)		(0.001)	-	(b)	-	(b)	-	(b)	-	(b)
Net asset value, end of period	$1.000		$1.000	$1.000		$1.000		$1.000		$1.000
Total Return(a)	0.26%		0.05%	0.01%		0.01%		0.01%		0.01%

Ratios/Supplemental Data:
Net assets, end of period (000)	$400,710		$433,113	$504,907		$485,752		$479,275		$513,602
Average net assets (000)	$480,941		$478,071	$513,050		$485,946		$511,433		$514,563
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.61%	(d)	0.56%	0.31%		0.16%		0.14%		0.19%
Expenses before waivers and/or expense reimbursement	0.61%	(d)	0.62%	0.60%		0.62%		0.59%		0.60%
Net investment income (loss)	0.52%	(d)	0.05%	0.01%		0.01%		0.01%		0.01%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Less than $.0005 per share.
(c)	Calculated based on average shares outstanding during the period.
(d)	Annualized.

See Notes to Financial Statements.

Prudential Government Money Market Fund, Inc.	27

Financial Highlights (unaudited) (continued)

Class B Shares
	Six Months Ended January 31,		Year Ended July 31,
	2018(c)		2017(c)	2016(c)		2015		2014		2013
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000		$1.000		$1.000		$1.000
Net investment income (loss) and net realized gain (loss) on investment transactions	0.002		0.001	-	(b)	-	(b)	-	(b)	-	(b)
Dividends to shareholders	(0.002)		(0.001)	-	(b)	-	(b)	-	(b)	-	(b)
Net asset value, end of period	$1.000		$1.000	$1.000		$1.000		$1.000		$1.000
Total Return(a)	0.23%		0.09%	0.01%		0.01%		0.01%		0.01%

Ratios/Supplemental Data:
Net assets, end of period (000)	$14,505		$15,713	$18,821		$20,868		$25,406		$32,086
Average net assets (000)	$15,306		$17,505	$20,770		$23,124		$29,218		$32,953
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.70%	(d)	0.52%	0.31%		0.16%		0.14%		0.19%
Expenses before waivers and/or expense reimbursement	0.70%	(d)	0.52%	0.48%		0.50%		0.47%		0.48%
Net investment income (loss)	0.44%	(d)	0.08%	0.01%		0.01%		0.01%		0.01%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Less than $.0005 per share.
(c)	Calculated based on average shares outstanding during the period.
(d)	Annualized.

See Notes to Financial Statements.

28

Class C Shares
	Six Months Ended January 31,		Year Ended July 31,
	2018(c)		2017(c)	2016(c)		2015		2014		2013
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000		$1.000		$1.000		$1.000
Net investment income (loss) and net realized gain (loss) on investment transactions	0.003		0.001	-	(b)	-	(b)	-	(b)	-	(b)
Dividends to shareholders	(0.003)		(0.001)	-	(b)	-	(b)	-	(b)	-	(b)
Net asset value, end of period	$1.000		$1.000	$1.000		$1.000		$1.000		$1.000
Total Return(a)	0.26%		0.09%	0.01%		0.01%		0.01%		0.01%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10,977		$12,632	$15,650		$18,271		$16,950		$22,504
Average net assets (000)	$11,902		$14,606	$19,016		$16,085		$20,204		$16,670
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.65%	(d)	0.52%	0.31%		0.16%		0.14%		0.19%
Expenses before waivers and/or expense reimbursement	0.65%	(d)	0.52%	0.48%		0.50%		0.47%		0.48%
Net investment income (loss)	0.50%	(d)	0.08%	0.01%		0.01%		0.01%		0.01%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Less than $.0005 per share.
(c)	Calculated based on average shares outstanding during the period.
(d)	Annualized.

See Notes to Financial Statements.

Prudential Government Money Market Fund, Inc.	29

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended January 31,		Year Ended July 31,
	2018(c)		2017(c)	2016(c)		2015		2014		2013
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000		$1.000		$1.000		$1.000
Net investment income (loss) and net realized gain (loss) on investment transactions	0.004		0.001	-	(b)	-	(b)	-	(b)	-	(b)
Dividends to shareholders	(0.004)		(0.001)	-	(b)	-	(b)	-	(b)	-	(b)
Net asset value, end of period	$1.000		$1.000	$1.000		$1.000		$1.000		$1.000
Total Return(a)	0.36%		0.09%	0.01%		0.01%		0.01%		0.01%

Ratios/Supplemental Data:
Net assets, end of period (000)	$83,258		$88,718	$110,920		$127,826		$100,226		$109,562
Average net assets (000)	$87,005		$98,278	$115,952		$125,188		$104,374		$110,803
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.43%	(d)	0.52%	0.31%		0.16%		0.14%		0.19%
Expenses before waivers and/or expense reimbursement	0.43%	(d)	0.52%	0.48%		0.50%		0.47%		0.48%
Net investment income (loss)	0.71%	(d)	0.08%	0.01%		0.01%		0.01%		0.01%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Less than $.0005 per share.
(c)	Calculated based on average shares outstanding during the period.
(d)	Annualized.

See Notes to Financial Statements.

30

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website at www.sec.gov.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Brian K. Reid • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Chad A. Earnst, Chief Compliance Officer • Deborah A. Docs, Secretary • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Government Money Market Fund, Inc., PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications to the Board or individual Directors are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL GOVERNMENT MONEY MARKET FUND, INC. - PURCHASE

SHARE CLASS	A	B	C	Z
NASDAQ	PBMXX	N/A	N/A	PMZXX
CUSIP	74440W409	74440W201	74440W300	74440W805

PRUDENTIAL GOVERNMENT MONEY MARKET FUND, INC. - EXCHANGE

SHARE CLASS	A	B	C	Z
NASDAQ	MJAXX	MJBXX	MJCXX	N/A
CUSIP	74440W102	74440W201	74440W300	N/A

MF108E2

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Government Money Market Fund, Inc.

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	March 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	March 16, 2018

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date:	March 16, 2018